Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Loss for the period	$ (1,546)	$ (2,006)
Items not affecting cash:
Amortization	9	4
Share-based payments	837	884
Equity loss on investment	37
Write-off exploration and evaluation assets		437
Changes in working capital	(144)	232
Net cash used in operating activities	(807)	(449)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(84)	(563)
Investment	(51)
Net cash provided by (used in) investing activities	(135)	(563)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	1,933
Proceeds from exercise of warrants	670
Share issuance costs	(33)
Net cash provided by financing activities	2,570
Change in cash for the period	1,628	(1,012)
Cash, beginning of the period	308	1,098
Cash, end of the period	$ 1,936	$ 86